Exhibit 99.1

Freddie Mac
Structured Pass-Through Certificates (SPCs) Series K-107
FREMF 2020-K107 Mortgage Trust
Multifamily Mortgage Pass-Through Certificates, Series 2020‑K107

Report To:
Federal Home Loan Mortgage Corporation
J.P. Morgan Securities LLC
8 April 2020

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
8200 Jones Branch Drive
McLean, Virginia 22102
J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Re:	Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-107 FREMF 2020-K107 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2020-K107

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report and J.P. Morgan Chase Commercial Mortgage Securities Corp. (collectively, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a portfolio of mortgage loans (the “Mortgage Loans”) relating to the Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-107 and FREMF 2020-K107 Mortgage Trust Multifamily Mortgage Pass‑Through Certificates, Series 2020‑K107 securitization transaction (the “Transaction”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Federal Home Loan Mortgage Corporation (“Freddie Mac”) provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.
/s/ Ernst & Young LLP
8 April 2020

Attachment A Page 1 of 5

Procedures performed and our associated findings

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Mortgage Loans as of 1 April 2020 (the “Cut‑Off Date”) and
b.	Record layout and decode information related to the Data Files.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Mortgage Loans as of the Cut-Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, we recalculated the “IO Period” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

Attachment A Page 3 of 5

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut‑Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” of each Mortgage Loan (the “Maturity Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of +/- $1 or less and
b.
Recalculate the “Maturity Balance” of each Mortgage Loan as the principal amount that is scheduled to be paid on the “Maturity Date” of each Mortgage Loan after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of such Mortgage Loan.

Attachment A Page 4 of 5

11.
Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using:
a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	An aggregate Transaction special servicing surveillance fee of $100,000 that was provided by Freddie Mac and
c.	The calculation methodology provided by Freddie Mac that is described in the succeeding paragraph(s) of this Item, we recalculated the “Special Servicing Surveillance Fee” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the “Special Servicing Surveillance Fee” of each Mortgage Loan by:
a.	Dividing $100,000 by the aggregate “Cut-Off Date Loan Amount” of the Mortgage Loan(s),
b.	Rounding the result of a. above to seven decimal places and
c.	Using the result of b. above as the value that is shown on the Final Data File for each Mortgage Loan.

13.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	CREFC Royalty Fee,
e.	Master Servicing Surveillance Fee and
f.	Special Servicing Surveillance Fee,
as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

15.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
as shown on the Final Data File, we recalculated the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

16.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent and the characteristics listed in iii. through iv. above to two decimal places.

17.
Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Borrower Loans” characteristic for the Mortgage Loans identified on the Final Data File as:
a.	Sycamore Terrace Apartments and
b.	Reveal On Cumberland,
which do not have at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” on the Final Data File, Freddie Mac indicated that the respective “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” shown on the Final Data File are related entities and instructed us to use “Group 3” for the “Related Borrower Loans” characteristic.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report
Metropolitan Statistical Area (Note 25)	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Investment Brief
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Zoning Status (see Note 1 and 2)	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Loan Agreement

Third Party Information:

Characteristic	Source Document(s)
Appraisal Firm	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraised Value Type (see Note 3)	Appraisal Report
Appraisal Valuation Date (see Note 3)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Engineering Report Date	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Immediate Repairs Cost Estimate (see Note 4)	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year (see Note 5)	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Promissory Note
Environmental Firm (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase I Environmental Report Date (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Performed (Y/N) (see Note 7)	Phase II Environmental Report

Exhibit 1 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase II Environmental Report Date (see Note 7)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II) (see Note 8)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML Report Required (Y/N) (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Firm (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%) (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Multifamily Information: (see Note 10)

Characteristic	Source Document(s)

Total Units (see Note 11)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 12)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 13)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Green Advantage	Investment Brief, Green Assessment Report
Condo Ownership (% or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Investment Brief
Low Income Units	CRA Report
Very Low Income Units	CRA Report

Exhibit 1 to Attachment A

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 15)

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 16)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Seismic Insurance if PML >=20% (Y/N) (see Note 17)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Multifamily Loan and Security Agreement

Underwriting Information: (see Note 10)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief
3rd Most Recent EGI	Investment Brief
3rd Most Recent Expenses	Investment Brief
3rd Most Recent NOI	Investment Brief
3rd Most Recent NCF	Investment Brief
2nd Most Recent Financial End Date	Investment Brief
2nd Most Recent EGI	Investment Brief
2nd Most Recent Expenses	Investment Brief
2nd Most Recent NOI	Investment Brief
2nd Most Recent NCF	Investment Brief
Most Recent Financial End Date	Investment Brief
Most Recent EGI	Investment Brief
Most Recent Expenses	Investment Brief

Exhibit 1 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent NOI	Investment Brief
Most Recent NCF	Investment Brief
UW EGI	Investment Brief
UW Expenses	Investment Brief
UW NOI	Investment Brief
Underwritten Annual Reserves	Investment Brief
UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Entity Type	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
State of Organization	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Delaware Statutory Trust (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115, Organization Chart
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Tenants In Common (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse (Y/N)	Promissory Note, Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse Description	Promissory Note, Guaranty Agreement
Environmental Carveout (Y/N)	Promissory Note, Guaranty Agreement
Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Multifamily Loan and Security Agreement
Fraud Carveout (Y/N)	Promissory Note, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Guaranty Agreement
Waste Carveout (Y/N)	Promissory Note, Guaranty Agreement

Exhibit 1 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Multifamily Loan and Security Agreement, Settlement Statement, Investment Brief
Freddie Mac Loan Number	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Optigo Lender (see Note 18)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Note Date	Promissory Note
Original Loan Amount	Promissory Note
Gross Interest Rate	Promissory Note
Loan Amortization Type	Promissory Note
Monthly Debt Service (IO) (see Note 19)	Promissory Note
Monthly Debt Service Amount (Amortizing) (see Note 19)	Promissory Note
First Payment Date	Promissory Note
Payment Date	Promissory Note
Maturity Date	Promissory Note
Rate Type	Promissory Note
Accrual Basis	Promissory Note
Late Charge Grace Period	Promissory Note
Prepayment Provision (see Note 20)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Defeasance To Maturity (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Compliance Provisions (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Regulatory Agreement (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Lien Position	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Note 21)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Note 22)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement

Exhibit 1 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Assumption Fee	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Additional Financing Amount (existing)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Additional Financing Description (existing)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Future Mezzanine Debt (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Substitution Permitted (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Substitution Agreement
Number of Properties	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Appraisal Report
Collateral Release Price ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Loans	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Release (Y or N or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Release Provisions (Description or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Independent Director (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel
Primary Servicing Fee (see Note 23)	Exhibit A to Commitment Letter, Early Rate Lock Application

Exhibit 1 to Attachment A

Reserve/Escrow Information: (see Notes 10 and 24)

Characteristic	Source Document(s)

Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow Reserve Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Servicing Tape
Other Escrow (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Name	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Specify Accounts for Escrows/Reserves LOC	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Letter of Credit Amount	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Notes:

1.
For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

2.
For any Mortgage Loan listed in Table A1, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Characteristic	Provided Value

Holmdel Village And Laurel Village	Zoning Status	Legal Non-Conforming

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Freddie Mac.

3.
For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for any Mortgage Loan(s) listed in Table A2, Freddie Mac instructed us to use the appraised value and appraisal value date, both as shown in the respective appraisal report Source Document, that is associated with the appraisal valuation type that is identified in the “Appraisal Valuation Type” column of Table A2.

Table A2:
Mortgage Loan	Appraisal Valuation Type

Circle City Apartments	As Is and As Is - Excess Land

Geneva Village Apartments	Market value, as rent restricted, stabilized occupancy and an exemption of the real estate taxes

Holmdel Village And Laurel Village	“As Is” Leased Fee

Park Wind I And II Apartments	As Is – As Restricted Value

For the purpose of this procedure, Freddie Mac instructed us to treat the “Appraisal Valuation Type” listed in Table A2 as “As-Is” for the “Appraised Value Type” characteristic of any Mortgage Loan listed in Table A2.

Exhibit 1 to Attachment A

Notes: (continued)

4.
For the purpose of comparing the “Immediate Repairs Cost Estimate” characteristic, Freddie Mac instructed us to use “N/A” for the “Immediate Repairs Cost Estimate” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

5.
For the purpose of comparing the “Replacement Reserves Cost Estimate per Year” characteristic, Freddie Mac instructed us to use “N/A” for the “Replacement Reserves Cost Estimate per Year” characteristic if the engineering report Source Document did not contain the corresponding information and the Mortgage Loan was identified as a “TAH Express” mortgage loan in the promissory note Source Document or if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

6.
For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report or preliminary environmental screening site report Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

7.
Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)” and “Phase II Environmental Report Date” characteristics only for those Mortgage Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

8.
For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.

Exhibit 1 to Attachment A

Notes: (continued)

9.
Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Mortgage Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Documents state that a seismic assessment has been waived.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Documents indicate that a seismic assessment has been waived, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

10.	For the purpose of comparing the “Multifamily Information,” “Underwriting Information” and “Reserve/Escrow Information” characteristics, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Multifamily Information” characteristics,
b.	Of +/- $1 or less for all “Underwriting Information” characteristics and
c.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.

11.
For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Mortgage Loan, as shown in the appraisal report or rent roll Source Document.

12.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document.

13.
For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units when recalculating the “Occupancy %” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

14.
For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living” for the “Tenant Concentration Type” characteristic, all as shown in the property inspection and lease audit, investment brief or appraisal report Source Document.

15.
For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

16.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

17.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

18.
For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Originator” of the Mortgage Loan, as shown in the promissory note, mortgage/deed of trust or multifamily loan and security agreement Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any:
a.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) and
b.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which also have an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Mortgage Loan with “Balloon” or “Fully Amortizing” for the “Loan Amortization Type” characteristic on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

20.
For the purpose of comparing the “Prepayment Provision” characteristic for Mortgage Loans which permit defeasance, as shown in the applicable Source Documents, Freddie Mac instructed us to include all “Payment Dates” on or prior to the Cut-Off Date in the lockout period regardless of whether the Mortgage Loan was actually in a lockout period on those “Payment Dates.”

21.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account and

b.
Springing – a cash management administration method where, at the origination of the Mortgage Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

22.
For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Mortgage Loan, as shown in the cash management agreement or lockbox agreement Source Document.

23.
For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Information Circular as the sub-servicing fee.

Exhibit 1 to Attachment A

Notes: (continued)

24.
For the purpose of comparing the “Reserve/Escrow Information” characteristics, the servicing tape Source Document is a Microsoft Excel file labelled “Servicer Escrow Template_2020-03-20.xlsx” which was provided by Freddie Mac on 20 March 2020.

25.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “MSA File_2020-03-04.xlsx” which was provided by Freddie Mac on 4 March 2020.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Master Servicing Fee
Trustee Fee (see Note 1)
CREFC Royalty Fee
Master Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Notes:

1.
Freddie Mac indicated that the “Trustee Fee” of 0.00360% per annum for each Mortgage Loan on the Data Files is comprised of a certificate administrator fee of 0.00290% per annum and a trustee fee of 0.00070% per annum.

2.	Except as described above, we performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.